Net income (loss) per share and net income (loss) attributable to common stockholders - Anti-dilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock options.
Anti-dilutive shares
Anti-dilutive shares not included in the computation of diluted income (loss) per share	29,293,014	32,139,614	52,198,603
Restricted Stock Units (RSUs) [Member]
Anti-dilutive shares
Anti-dilutive shares not included in the computation of diluted income (loss) per share	21,398,126	27,100,812	6,285,294